May 13, 2016
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
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CLIENT/MATTER NUMBER
015611-0101

Via EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Concorde Funds, Inc. File Nos. 033-17423 and 811-05339
Ladies and Gentlemen:
On behalf of Concorde Funds, Inc., a Texas corporation (the “Corporation”), we are transmitting for filing a Registration Statement on Form N-14.  The Registration Statement contains a Proxy Statement/Prospectus that provides information about the reorganization (the “Reorganization”) of the assets and liabilities of the Concorde Value Fund to a newly created series, the Concorde Wealth Management Trust, both series of the Corporation.  In exchange for the assets of the Concorde Value Fund, shares of the Concorde Wealth Management Trust will be distributed pro rata to shareholders of the Concorde Value Fund.
The primary purpose for the proposed Reorganization is to allow shareholders of the Concorde Value Fund, when taking into account their other investments outside the Concorde Value Fund, to participate in a new fund that emphasizes overall portfolio goals of current income and capital preservation, in addition to capital appreciation, with the expectation that the Concorde Wealth Management Trust will have lower annual operating expenses.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.